Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 177	$ 265
Current tax liabilities	185	124
Accruals	609	801
Provisions	94	119
Other current liabilities	80	64
Total payables, accruals and provisions	$ 1,145	$ 1,373